Supplement dated September 19, 2025
to the Prospectus dated May 1, 2025 for:

Personal Variable Annuity

Issued by Principal Life Insurance Company through its Principal Life Insurance Company Separate Account B
This supplement updates information contained in the Prospectus referenced above. Please retain this supplement for future reference.
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
For purposes of correcting a typographical error, the list of investment options available under the Contract contained in the above-referenced appendix is replaced with the following:

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Diversified Balanced Account (1) – Class 1 Principal Global Investors, LLC	0.23%	9.86%	6.03%	6.27%
Foreign Large Blend	Principal VCF Diversified International Account – Class 1 Principal Global Investors, LLC	0.85%	4.71%	4.64%	5.06%
Intermediate Government	Principal VCF Government & High Quality Bond Account – Class 1 Principal Global Investors, LLC	0.50%	0.62%	(1.18)%	0.57%
Intermediate-Term Bond	Principal VCF Core Plus Bond Account – Class 1 Principal Global Investors, LLC	0.49%	0.90%	(0.09)%	1.58%
Large Growth	Principal VCF LargeCap Growth Account I (4) – Class 1 Principal Global Investors, LLC/Brown Advisory, LLC & T. Rowe Price Associates, Inc.	0.67%	25.14%	13.93%	14.63%
Large Value	Principal VCF Equity Income Account – Class 1 Principal Global Investors, LLC	0.48%	15.50%	8.43%	9.48%
Mid-Cap Growth	Principal VCF MidCap Account (3) – Class 1 Principal Global Investors, LLC	0.53%	20.27%	11.65%	12.57%
Money Market	Fidelity VIP Government Money Market Portfolio (2) – Initial Class Fidelity Management & Research Company	0.25%	5.10%	2.33%	1.62%
(1)     This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(2)     All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.
(3)     Effective August 16, 2013, the MidCap account is no longer available to customers with an application signature date on or after August 16, 2013. Beginning June 6, 2020, available to all investors regardless of application date.

(4)     This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the underlying mutual fund’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.